Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(7.68%)	(1.12%)		8.94%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		(4.06%)	(0.91%)		8.67%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		(2.46%)	(0.21%)		9.34%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		(1.96%)	0.34%		9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		(2.31%)	(0.02%)	8.32%
PGIM Jennison Mid-Cap Growth Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		(2.04%)	0.23%	8.59%
PGIM Jennison Mid-Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		(1.88%)	0.45%		10.06%
Without Sales Load [Member] | PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		(2.31%)	0.01%		9.56%
Without Sales Load [Member] | PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		(3.17%)	(0.91%)		8.67%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	20.38%	12.79%	14.78%	15.37%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		(1.16%)	4.27%	11.07%	12.06%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		17.94%	8.05%	10.94%	11.67%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.